As filed with the Securities and Exchange Commission on February 25, 2005
                                     Investment Company Act file number 811-5698

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200
Date of fiscal year end:   June 30th
Date of reporting period:  December 31, 2004

ITEM 1: REPORT TO STOCKHOLDERS
================================================================================
TAX EXEMPT PROCEEDS FUND, INC.
ABOUT YOUR FUND'S EXPENSES
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED)
================================================================================



As a shareholder of the Fund, you incur the following ongoing costs: management fees, and other Fund expenses. You may also incur distribution and/or service (12b-1) fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------------------------------
                                        Beginning Account      Ending Account Value
                                           Value 7/1/04              12/31/04           Expenses Paid During the Period*
--------------------------------------------------------------------------------------------------------------------------

  Actual                                     $1,000.00               $1,005.00                        $2.02
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00               $1,023.19                        $2.04
  expenses)
--------------------------------------------------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratios of 0.40%, multiplied by the average account value over the period (July 1, 2004 through
  December 31, 2004), multiplied by 184/365 (to reflect the most recent fiscal half-year).


================================================================================
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Put Bonds (b) (9.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Houston, TX Independent School District Limited
              Tax Schoolhouse & Refunding Bonds                                 06/15/05    1.73%   $ 3,000,000    VMIG-1      A1+
  1,925,000   Intermountain Power Agency (Utah Power Supply) - Series F
              Insured by AMBAC Indemnity Corp.                                  03/15/05    1.40      1,925,000    VMIG-1      A1+
  3,000,000   Metropolitan Government of Nashville & Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                            01/15/05    1.05      3,000,000    VMIG-1      A1+
  1,250,000   Metropolitan Government of Nashville & Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                            01/15/05    1.05      1,250,000    VMIG-1      A1+
  2,000,000   Plaquemines, LA Port & Harbor
              (International Marine Terminal Project) - Series 1984B (c)
              LOC KBC Bank                                                      03/15/05    1.08      2,000,000
  4,650,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000                04/01/05    1.10      4,650,000    VMIG-1      A1+
-----------                                                                                         -----------
 15,825,000   Total Put Bonds                                                                        15,825,000
-----------                                                                                         -----------
Tax Exempt Commercial Paper (1.17%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co.)
              LOC Bank One                                                      01/05/05    1.80%   $ 2,000,000      P1        A1+
-----------                                                                                         -----------
  2,000,000   Total Tax Exempt Commercial Paper                                                       2,000,000
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (15.06%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000   City of Peabody, MA BAN                                           09/30/05    1.75%   $ 2,926,546    VMIG-1
  4,000,000   Lakewood, OH City School District BAN                             09/14/05    2.00      4,009,651     MIG-1
  5,000,000   Michigan Municipal Bond Authority RN - Series B-2
              LOC JP Morgan Chase                                               08/23/05    1.57      5,045,115               SP1+
  5,000,000   State of Michigan GO - Series 2005a                               09/30/05    2.00      5,054,967    VMIG-1     SP1+
  3,000,000   Summit, CO School District Re-1 TAN - Series 2004                 06/30/05    2.00      3,007,305     MIG-1
  3,000,000   Texas State TRAN                                                  08/31/05    1.60      3,027,389     MIG-1     SP1+
  2,600,000   The Commonwealth System of Pennsylvania Higher Education
              Funding Obligation (Temple University)                            05/02/05    1.27      2,608,340     MIG-1
-----------                                                                                         -----------
 25,500,000   Total Tax Exempt General Obligation Notes & Bonds                                      25,679,313
-----------                                                                                         -----------
Variable Rate Demand Instruments (d) (74.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              Guaranteed by Federal Home Loan Mortgage Corporation              04/15/14    2.04%   $ 3,650,000                A1+
  2,300,000   Connecticut State GO - Series 1997B                               05/15/14    1.96      2,300,000    VMIG-1      A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,200,000   Connecticut State HEFA (Yale University)                          07/01/29    2.10%   $ 6,200,000    VMIG-1      A1+
  1,000,000   Connecticut State HEFA (Yale University) - Series A               07/01/33    2.00      1,000,000    VMIG-1      A1+
  4,365,000   Connecticut State HEFA (Central Connecticut Coast YMCA) -
              Series 2003
              LOC Citizens Bank                                                 07/01/33    1.96      4,365,000    VMIG-1
  3,000,000   Connecticut State Special Tax Obligation RB
              Insured by AMBAC Indemnity Corp.                                  02/01/22    2.00      3,000,000    VMIG-1      A1+
  4,940,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank, N.A.                                                03/01/32    2.02      4,940,000    VMIG-1
  6,450,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                                    12/01/07    2.03      6,450,000                A1+
  4,800,000   Dekalb, GA Private Hospital Authority
              (Egleston Childrens Hospital)
              LOC Suntrust Bank                                                 03/01/24    1.98      4,800,000    VMIG-1      A1+
  1,000,000   District of Columbia (George Washington University) - Series C
              Insured by MBIA Insurance Corp.                                   09/15/29    2.00      1,000,000    VMIG-1      A1+
  1,400,000   Emmaus, PA General Authority Local Government
              (Westchester Area School District Project) - Series B-24
              LOC Depfa Bank PLC                                                03/01/24    2.02      1,400,000                A1+
  4,800,000   County of Franklin, OH HRB (US Health Corp.) - Series A
              LOC Citibank                                                      12/01/21    1.97      4,800,000    VMIG-1
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30    1.95      4,000,000                A1+
  1,300,000   Gainesville & Hall County, GA Development Authority
              (Lanier Senior Living Facilities)
              LOC Allied Irish Bank                                             11/15/30    2.22      1,300,000                A1
    300,000   Greyston RB Certificate Trust
              (Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                    05/01/28    2.12        300,000    VMIG-1      A1+
  1,230,000   Hammond City, IN PCRB (Amoco Oil Company Project) - Series 1994   02/01/22    2.18      1,230,000    VMIG-1      A1+
  3,200,000   Harris County, TX IDC RB (Odfjell Terminal Project)
              LOC Danske Bank                                                   02/01/20    2.00      3,200,000                A1+
  1,540,000   Houston County, GA Development Authority
              (Middle Georgia Community Action)
              LOC Columbus Bank & Trust Company                                 01/01/31    2.14      1,540,000      P1        A1
  1,515,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's Medical Center)
              LOC Northern Trust Bank                                           11/15/06    2.00      1,515,000    VMIG-1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   State of Illinois GO                                              10/01/33    2.00%   $ 6,000,000    VMIG-1      A1+
  2,000,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National City Bank                                            11/01/20    1.98      2,000,000    VMIG-1
  4,000,000   Indiana Municipal Power Agency (Power Supply System) RB -
              Series A
              LOC Toronto-Dominion Bank                                         01/01/18    1.98      4,000,000    VMIG-1      A1
  1,000,000   Kentucky EDC HRB (Baptist Healthcare System) - Series 1999C
              Insured by MBIA Insurance Corp.                                   08/15/31    2.17      1,000,000    VMIG-1      A1+
  2,500,000   Lakeview, MI School District (2002 School Building & Site) -
              Series B                                                          05/01/32    1.95      2,500,000                A1+
  2,200,000   Lancaster County, NE Hospital Authority #1 - Series A
              (Immanuel Health - Williamsburg)
              LOC LaSalle National Bank                                         07/01/30    2.19      2,200,000                A1+
    685,000   Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                    04/15/27    2.09        685,000    VMIG-1      A1
  2,680,000   Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association           09/15/26    1.95      2,680,000                A1+
  3,650,000   Louisiana State University & Agricultural Mechanical
              College University RB
              Insured by FGIC                                                   07/01/30    2.00      3,650,000    VMIG-1      A1+
    300,000   Massachusetts HEFA (Capital Asset Program) - Series B
              Insured by MBIA Insurance Corporation                             07/01/10    2.16        300,000    VMIG-1      A1+
  3,500,000   Massachusetts HEFA (Harvard University) - Series GG-1             07/01/29    1.85      3,500,000    VMIG-1      A1+
  1,000,000   Metropolitan Atlanta Rapid Transit Authority, Sales Tax RB -
              Series 2000A
              LOC Westdeutsche Landesbank/Bayerische Landesbank                 07/01/25    2.00      1,000,000    VMIG-1      A1+
  3,000,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002A
              LOC Fifth Third Bank                                              04/01/32    2.03      3,000,000                A1+
  1,100,000   Missouri State HEFA (Washington University) - Series B            09/01/30    2.18      1,100,000    VMIG-1      A1+
  4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
              (Oakwood-Gaithersburg)
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/07    2.00      4,420,000                A1+
  3,000,000   Municipal Electric Authority of Georgia (Project One Bonds) -
              Series 1994E
              Insured by FSA                                                    01/01/26    2.00      3,000,000    VMIG-1      A1+
  1,400,000   New Ulm, MN Hospital Facility RB (Health Center System Project)
              - Series 1985
              LOC Wells Fargo Bank, N.A.                                        08/01/14    2.20      1,400,000                A1+
  2,200,000   New York City, NY GO Series E-4
              LOC State Street Bank & Trust Company                             08/01/22    2.15      2,200,000    VMIG-1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   700,000   New York City, NY Housing Development Corporation Residential RB
              (East 17th Street Properties) - Series A
              LOC Rabobank                                                      01/01/23    2.15%  $    700,000                A1
  1,700,000   Oregon State GO - Series 73H                                      12/01/19    1.98      1,700,000    VMIG-1      A1+
  2,700,000   Pennsylvania Higher Educational Facilities Health Service
              (Ace University) - Series B
              LOC BNP Paribas / Bayerische Landesbank / JP Morgan Chase         01/01/24    2.03      2,700,000    VMIG-1      A1+
  3,000,000   Piedmont, SC Municipal Power Agency Electric RB - Series B
              Insured by MBIA Insurance Corp.                                   01/01/19    2.00      3,000,000    VMIG-1      A1+
  3,000,000   Piedmont, SC Municipal Power Agency Electric RB - Subseries B-2
              Insured by AMBAC Indemnity Corp.                                  01/01/34    2.00      3,000,000    VMIG-1      A1+
  2,000,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    07/01/16    1.99      2,000,000                A1+
  2,000,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                            01/01/24    2.14      2,000,000    VMIG-1
    300,000   Quakertown, PA Hospital Authority RB (HPS Group Pooled Financing)
              LOC PNC Bank                                                      07/01/05    1.90        300,000    VMIG-1
  1,660,000   Salt Lake County, UT PCRB (Service Station Holdings -
              British Petroleum)                                                02/01/08    2.18      1,660,000     P1         A1+
  1,500,000   Southwest Higher Education Authority Inc. (Southern
              Methodist University)
              LOC Landesbank Hessen                                             07/01/15    2.18      1,500,000    VMIG-1
  1,800,000   University of North Florida, Capital Improvement
              LOC First Union National Bank                                     11/01/24    2.03      1,800,000    VMIG-1
  2,000,000   Utah Transit Authority Sales Tax RB Series - 2
              LOC Bayerische Landesbank, A.G.                                   09/01/32    1.95      2,000,000    VMIG-1      A1+
  1,500,000   Valdez, AK Marine Terminal
              (British Petroleum Pipelines Co. Project) - Series B              07/01/37    2.18      1,500,000    VMIG-1      A1+
    500,000   Wisconsin HEFA (Alverno College Project)
              LOC Allied Irish Bank                                             11/01/17    2.27        500,000    VMIG-1
    550,000   Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                  09/01/26    1.99        550,000                A1+
-----------                                                                                        ------------
126,535,000   Total Variable Rate Demand Instruments                                                126,535,000
-----------                                                                                        ------------
              Total Investments (99.73%) (cost $170,039,313+)                                       170,039,313
              Cash and other assets in excess of liabilities (0.27%) (Note 4)                           456,709
                                                                                                    -----------
              Net Assets (100.00%), 170,516,632 shares outstanding (Note 3)                        $170,496,022
                                                                                                   ============
              Net Asset Value, offering and redemption price per share                             $       1.00
                                                                                                   ============
              + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2004
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
   BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Revenue Bond

   EDC      =   Economic Development Corporation              LOC      =   Letter of Credit

   FGIC     =   Financial Guaranty Insurance Company          MHRB     =   Multi-Family Housing Revenue Bond

   FSA      =   Financial Security Assurance                  PCRB     =   Pollution Control Revenue Bond

   GO       =   General Obligation                            PFC      =   Public Finance Corporation

   HEFA     =   Health and Education Facilities Authority     RB       =   Revenue Bond

   HRB      =   Hospital Revenue Bond                         RN       =   Revenue Note

   IDA      =   Industrial Development Authority              TAN      =   Tax Anticipation Note

   IDC      =   Industrial Development Corporation            TRAN     =   Tax and Revenue Anticipation Note



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
DECEMBER 31, 2004
(UNAUDITED)
================================================================================

         States                      Value                     % of Portfolio
------------------------- ---------------------------- --------------------
Alaska                            $   1,500,000                      0.88%
Colorado                              6,657,305                      3.92
Connecticut                          16,865,000                      9.92
District of Columbia                  1,000,000                      0.59
Florida                               1,800,000                      1.06
Georgia                              22,090,000                     12.99
Illinois                             10,195,000                      6.00
Indiana                               7,230,000                      4.25
Kentucky                              1,000,000                      0.59
Louisiana                             5,650,000                      3.32
Maryland                              4,420,000                      2.60
Massachusetts                         6,726,546                      3.96
Michigan                             15,600,082                      9.17
Minnesota                             1,400,000                      0.82
Missouri                              1,100,000                      0.65
Nebraska                              2,200,000                      1.29
New York                              2,900,000                      1.71
Ohio                                 13,749,651                      8.09
Oregon                                1,700,000                      1.00
Pennsylvania                         10,243,340                      6.02
Puerto Rico                           2,000,000                      1.18
South Carolina                        6,000,000                      3.53
Tennessee                             6,550,000                      3.85
Texas                                15,377,389                      9.04
Utah                                  5,585,000                      3.28
Wisconsin                               500,000                      0.29
------------------------- ---------------------------- --------------------
Total                             $ 170,039,313                    100.00%
------------------------- ---------------------------- --------------------




---------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Interest income................................................  $   1,275,106

Expenses (Note 2)..............................................       (365,622)
                                                                 -------------
Net investment income..........................................        909,484


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments....................              -0-
                                                                 -------------
Net increase in net assets from operations.................      $     909,484
                                                                 =============























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                           Six Months
                                                                              Ended                   Year
                                                                        December 31, 2004             Ended
                                                                           (Unaudited)            June 30, 2004
                                                                            ---------             -------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................           909,484         $     1,036,189
    Net realized gain (loss) on investments..........................               -0-                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets from operations.......................           909,484               1,036,189
Dividends to shareholders from net investment income.................          (909,484)             (1,036,189)
Net increase (decrease) from capital share transactions (Note 3).....           134,198             (20,060,132)
                                                                        ---------------         ---------------
        Total increase (decrease) in net assets......................           134,198             (20,060,132)
Net assets:
    Beginning of period..............................................       170,361,824             190,421,956
                                                                        ---------------         ---------------
    End of period....................................................   $   170,496,022         $   170,361,824
                                                                        ===============         ===============
Undistributed net investment income..................................   $           -0-         $           -0-
                                                                        ===============         ===============

-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment  Management Fees and Other Transactions with  Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================

3. Capital Stock
At December 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $170,514,451. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                  Six Months
                                                     Ended
                                               December 31, 2004                      Year Ended
                                                  (Unaudited)                       June 30, 2004
                                               -----------------                    -------------

Sold......................................         362,481,726                        749,730,925
Issued on reinvestment of dividends.......             298,288                            350,465
Redeemed..................................        (362,645,816)                      (770,141,522)
                                                --------------                      -------------
Net increase (decrease)...................             134,198                        (20,060,132)
                                                ==============                      =============
4. Liabilities

At June 30, 2004, the Fund had the following liabilities:
Fees payable to Affiliates*...............      $        1,865
Dividends payable.........................             112,302
                                                --------------
Total liabilities.........................      $      114,167
                                                ==============
* Includes fees payable to Reich & Tang Asset Management, LLC.

5. Tax Information


Accumulated  undistributed realized losses at June 30, 2004 amounted to $18,429.
This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

The tax character of all distributions paid during the years ended June 30, 2004 and 2003 were tax-exempt.

At June 30, 2004, the Fund had no distributable earnings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights

                                                 Six Months
                                                    Ended                                Year Ended June 30,
                                              December 31, 2004  ------------------------------------------------------------
                                                 (Unaudited)       2004         2003         2002         2001         2000
                                                  ---------      --------     --------     --------     --------     --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...            $   1.00      $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                                   ---------     --------     --------     --------     ---------    ---------
Income from investment operations:
    Net investment income..............                0.005        0.006        0.009        0.015         0.034        0.033
    Net realized and unrealized gain (loss)
        on investments.................                --           --           --           --            --           0.000
                                                   ---------     --------     --------     --------     ---------    ----------
Total from investment operations.......                0.005        0.006        0.009        0.015         0.034        0.033
Less distributions:
    Dividends from net investment income              (0.005)      (0.006)      (0.009)      (0.015)       (0.034)      (0.033)
    Net realized gain on investments...                   --           --           --           --            --           --
                                                   ---------     --------     --------     --------     ---------    ---------
Total distribution ....................               (0.005)      (0.006)      (0.009)      (0.015)       (0.034)      (0.033)
                                                   ---------     --------     ---------    --------     ---------    ---------
Net asset value, end of period.........            $   1.00      $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                                   =========     ========     =========    ========     =========    =========
Total Return...........................                0.50%(a)     0.60%        0.92%        1.48%         3.50%        3.30%
Ratios/Supplemental Data
Net assets, end of period (000's)......            $ 170,496     $170,362     $190,422     $201,725     $ 207,541    $ 208,171
Ratios to average net assets:
Expenses...............................                0.40%(b)     0.40%        0.40%        0.40%         0.40%        0.40%
Net investment income..................                1.00%(b)     0.59%        0.92%        1.48%         3.45%        3.29%


(a) Not Annualized
(b) Annualized

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street 13th Floor
     New York, New York 10286


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020
TEP12/04S
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT
PROCEEDS
FUND, INC.

                                  Semi-Annual Report
                                  December 31, 2004
                                     (Unaudited)

ITEM 2:  CODE OF ETHICS

Not Applicable

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable

(a)(2)   Certifications of Principal Executive Officer and Principal Financial
         Officer, under Rule 30a-2 of   the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)* /s/ Rosanne Holtzer
                               Rosanne Holtzer, Secretary
Date February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date February 25, 2005

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer
Date February 25, 2005

* Print the name and title of each signing officer under his or her signature.